Warrants Liabilities (Details)	12 Months Ended
Jun. 30, 2023 $ / shares shares
Warrants Liabilities [Abstract]
Aggregate shares (in Shares) | shares	11,110,000
Exercise price	$ 11.5
Price per warrant	0.01
Exercise price per share	18
Ordinary shares per share	$ 0.0799